Tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Specification of income tax [Abstract]
Income tax payable		$ 378	$ 587	$ 111
Tax expenses related to previous year		(27)	309	32
Change in deferred tax		9	5	(12)
Total income tax expense		360	900	131
Specification of Temporary Differences and Deferred Tax [Abstract]
Property, plant and equipment		(11)	2	(13)
Pensions		(662)	(612)	(420)
Total basis for deferred tax		(674)	(610)	(432)
Deferred tax liability (asset), net	[1],[2]	(152)	(140)	(102)
Deferred tax (asset), gross	[3]	(166)	(161)	(126)
Deferred tax liability, gross	[3]	14	21	24
Reconciliation of income tax expense [Abstract]
Profit/(loss) before income tax		(11,147)	267,181	73,812
Expected income tax assessed at the tax rate for the Parent company (0%)		0	0	0
Adjusted for tax effect of the following items [Abstract]
Income in subsidiary, subject to income tax		360	900	131
Total income tax expense		$ 360	$ 900	$ 131
Expected income tax rate		0.00%	0.00%	0.00%
Changes in Tax Rates [Member]
Specification of Temporary Differences and Deferred Tax [Abstract]
General income tax rate				22.00%	23.00%

[1]	Due to materiality, recognized in prepaid expenses and not on a separate line in the statements of financial position.
[2]	The general income tax rate was reduced from 23% to 22%, effective from fiscal year 2019.
[3]	Deferred tax liability is related to the subsidiary in Singapore and cannot be offset with the deferred tax asset related to the subsidiary in Norway.